Long-term Investments, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM INVESTMENTS, NET [Abstract]
Equity investments	$ 3,000	$ 3,000
Total	$ 3,000	$ 3,000